ACCOUNTING POLICIES (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of reclassification accounts receivable allowance for doubtful accounts payable
($ in thousands)	June 30, 2015 Balances
Consolidated Balance Sheet Line Items	As previously reported	Reclassification	As reclassified

Accounts Receivable, net of allowance for doubtful accounts:
Reclassification of balances included in accounts payable to accounts receivable		$2,114
Reclassification of the allowance for doubtful accounts in accounts payable		(815)
	$4,672	$1,299	$5,971

Allowance for Doubtful Accounts:
Reclassification of the allowance for doubtful accounts in accounts payable	$(494)	$(815)	$(1,309)

Accounts Payable:
Reclassification of balances included in accounts payable to accounts receivable		$2,114
Reclassification of the allowance for doubtful accounts in accounts payable		(815)
	$9,243	$1,299	$10,542

($ in thousands)	For the fiscal year ended June 30, 2015
Consolidated Statement of Cash Flow Line Items	As previously reported	Reclassification	As reclassified

Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	$(2,517)	$(22)	$(2,539)

Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	$919	$22	$941

($ in thousands)	For the fiscal year ended June 30, 2014
Consolidated Statement of Cash Flow Line Items	As previously reported	Reclassification	As reclassified

Accounts Receivable
Reclassification of cash provided by and included in accounts payable to accounts receivable	$(157)	$(47)	$(204)

Accounts Payable:
Reclassification of cash used in and included in accounts payable to accounts receivable	$413	$47	$460